Expense Example	Oct. 03, 2024 USD ($)
FPA Queens Road Small Cap Value Fund | FPA Queens Road Small Cap Value Fund | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,213
FPA Queens Road Small Cap Value Fund | FPA Queens Road Small Cap Value Fund | Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	1,120
FPA Queens Road Small Cap Value Fund | FPA Queens Road Small Cap Value Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	444
Expense Example, with Redemption, 10 Years	990
FPA Queens Road Value Fund | FPA Queens Road Value Fund | FPA Queens Road Value Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	414
Expense Example, with Redemption, 5 Years	785
Expense Example, with Redemption, 10 Years	$ 1,830